FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS Y
	PEMWX	PEMHX	PEMJX	PEMKX	PEMOX

Putnam Emerging Markets Income Fund

Summary prospectus
3|18|13, as revised 3|27|13

A world of investing.™

Putnam INVESTMENTS

Putnam Emerging Markets Income Fund

Before you invest, you may wish to review the fund’s prospectus, which contains more information about the fund and its risks. You may obtain the prospectus and other information about the fund, including the statement of additional information (SAI) and most recent reports to shareholders, at no cost by visiting putnam.com/funddocuments, calling 1-800-225-1581, or e-mailing Putnam at funddocuments@putnam.com.

The fund’s prospectus and SAI, both dated 3/27/13, are incorporated by reference into this summary prospectus.

Goal

Putnam Emerging Markets Income Fund seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	4.00%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.25%	0.40%*
Class Y	NONE	NONE

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Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total
						annual fund
						operating
				Total		expenses
		Distribution		annual fund	Expense	after expense
Share	Management	and service	Other	operating	reim-	reimburse-
class	fees	(12b-1) fees	expenses=	expenses	bursement#	ment

Class A	0.73%	0.25%	0.90%	1.88%	(0.63)%	1.25%
Class B	0.73%	1.00%	0.90%	2.63%	(0.63)%	2.00%
Class C	0.73%	1.00%	0.90%	2.63%	(0.63)%	2.00%
Class M	0.73%	0.50%	0.90%	2.13%	(0.63)%	1.50%
Class Y	0.73%	N/A	0.90%	1.63%	(0.63)%	1.00%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

= Other expenses are based on estimated amounts for the current fiscal year.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through June 30, 2014. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years

Class A	$522	$864
Class B	$703	$1,012
Class B (no redemption)	$203	$712
Class C	$303	$712
Class C (no redemption)	$203	$712
Class M	$473	$867
Class Y	$102	$406

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Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.

Investments, risks, and performance

Investments

For this “non-diversified” fund, we invest mainly in bonds that are obligations of emerging market companies and governments. We may invest in bonds denominated in U.S. dollars and bonds that are denominated in foreign currencies. Emerging markets include countries in the JP Morgan Emerging Markets Bond Index Global Diversified or that we consider to be equivalent to those countries based on their level of economic development or the size and experience of their securities markets. We may invest both in investment-grade and below-investment-grade investments. When deciding whether to buy or sell investments, we may consider, among other factors, credit and interest rate risks, as well as general market conditions. We may also consider the fundamental characteristics of the particular countries in which we invest as well as our views on the currencies of those countries when making investment decisions. We invest in currencies directly and through derivatives, for both hedging and non-hedging purposes. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal.

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Emerging markets often do not provide legal remedies for bondholders comparable to those available to bondholders in the United States, and it may not be possible to dispose of bonds of distressed issuers. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. Currency investments, whether for hedging or non-hedging purposes, may also be adversely impacted by exchange rate fluctuations. Emerging markets may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation, and may be or become illiquid.

The fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified” fund, can increase the fund’s vulnerability to adverse developments affecting a single industry, country or issuer, which may result in greater losses and volatility for the fund.

Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Performance information will be available after the fund completes a full calendar year of operation.

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Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Paul Scanlon, Co-Head of Fixed Income, portfolio manager of the fund since 2013

Michael Atkin, Portfolio Manager, portfolio manager of the fund since 2013

Kevin Murphy, Portfolio Manager, portfolio manager of the fund since 2013

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

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Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

Additional information, including current performance, is available at putnam.com/funddocuments, by calling 1-800-225-1581, or by e-mailing Putnam at funddocuments@putnam.com.

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Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

NP120 280826 4/13 Putnam Retail Management